Loans Measured at Amortized Cost - Summary of Changes in Deferred Loan Origination Fees and Costs (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred Loan Origination Fees And Costs [Line Items]
Beginning	₩ 638,230	₩ 591,244
Increase	322,894	450,328
Decrease	(376,752)	(398,367)
Others	(800)	(4,975)
Ending	583,572	638,230
Deferred loan origination costs
Deferred Loan Origination Fees And Costs [Line Items]
Beginning	778,334	700,490
Increase	417,534	537,623
Decrease	(455,688)	(463,665)
Others	(2,661)	3,886
Ending	737,519	778,334
Deferred loan origination costs - Loans in Korean won
Deferred Loan Origination Fees And Costs [Line Items]
Beginning	681,351	623,493
Increase	341,642	464,364
Decrease	(374,539)	(406,506)
Others	0	0
Ending	648,454	681,351
Deferred loan origination costs - Others
Deferred Loan Origination Fees And Costs [Line Items]
Beginning	96,983	76,997
Increase	75,892	73,259
Decrease	(81,149)	(57,159)
Others	(2,661)	3,886
Ending	89,065	96,983
Deferred loan origination fees
Deferred Loan Origination Fees And Costs [Line Items]
Beginning	140,104	109,246
Increase	94,640	87,295
Decrease	(78,936)	(65,298)
Others	(1,861)	8,861
Ending	153,947	140,104
Deferred loan origination fees - Loans in Korean won
Deferred Loan Origination Fees And Costs [Line Items]
Beginning	54,080	37,002
Increase	29,801	44,345
Decrease	(28,075)	(27,267)
Others	0	0
Ending	55,806	54,080
Deferred loan origination fees - Others
Deferred Loan Origination Fees And Costs [Line Items]
Beginning	86,024	72,244
Increase	64,839	42,950
Decrease	(50,861)	(38,031)
Others	(1,861)	8,861
Ending	₩ 98,141	₩ 86,024